As filed with the Securities and Exchange Commission on October 2, 2023

1933 Act Registration File No. 333-205411

1940 Act File No. 811-23063

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.__

Post-Effective Amendment No. 39

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 42

HORIZON FUNDS

(Exact Name of Registrant as Specified in Charter)

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277

(Address of Principal Office)

Registrant’s Telephone Number, including Area Code:  (704) 544-2399

Matthew S. Chambers

Horizon Funds

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277

(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

It is proposed that this filing become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on October 4, 2023 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ________________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 38 (the “Amendment”) was filed pursuant to Rule 485(b) under the Securities Act of 1933 on September 29, 2023 and pursuant to Rule 485(b)(1) would have become effective on October 3, 2023.

This Post-Effective Amendment No. 39 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 4, 2023 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 39 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte, and State of North Carolina on October 2, 2023.

Horizon Funds

By:	/s/ John Drahzal
John Drahzal
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ John Drahzal	President and Trustee	October 2, 2023
John Drahzal

John W. Davidson*	Trustee	October 2, 2023
John W. Davidson

Todd W. Gaylord*	Trustee	October 2, 2023
Todd W. Gaylord

Thomas W. Okel*	Trustee	October 2, 2023
Thomas W. Okel

/s/ Steve Terry	Treasurer	October 2, 2023
Steve Terry

*By	/s/ Matthew Chambers
Matthew Chambers

As Attorney-in-Fact pursuant to Powers of Attorney previously filed and incorporated herein by reference.